                               OppenheimerFunds, Inc.
                             Two World Financial Center
                           225 Liberty Street, 11th Floor
                               New York, NY 10281-1008

November 16, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Tremont Opportunity Fund, LLC
                Registration No. 005-78997
                EDGAR Filing of Final Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of Oppenheimer Tremont Opportunity Fund, LLC (the "Fund")
in connection with an offer by the Fund to purchase  $19,916,555.34 of interests in the  Fund on the  terms  and  subject  to the  conditions  set  forth  in the
Repurchase Offer Notice and Cover Letter to Repurchase  Offer,  originally filed on July 31, 2006.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                         Sincerely,

                                         /s/ Lisa I. Bloomberg
                                         ---------------------------------------
                                         Lisa I. Bloomberg
                                         Vice President & Associate Counsel
                                         Phone: 212. 323.0560
                                         Fax: 212. 323.4071
                                         lbloomberg@oppenheimerfunds.com

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       KPMG LLP
       Nancy Vann, Esq.